Exhibit 99.5

FIGRE 2023-1 Securitization Rebuttal Findings Seller: Deal ID: Total Loan Count: 843 Loans by Grade in Population Trade Summary Loan Grade Count Percentage Loan Status Count Percentage 1 669 79.36% Review Complete 736 87.31% 2 70 8.30% In Rebuttal 107 12.69% 3 104 12.34% Finding Status Final Finding Grade Initial Count Rebuttal Response Open Resolved UpHeld Void 3 4 2 1 Findings Received s Given Grade 3 201 106 106 114 37 0 0 113 0 82 6 2 8 5 5 3 0 0 0 0 0 8 0 1 2327 0 4 2323 0 0 4 0 0 0 2327 Initial Finding Grade Final Finding Grade Exceptions Count 3 4 2 3 4 2 Compliance 74 71 0 3 66 0 3 Note - Incomplete / Inaccurate 53 53 0 0 51 0 0 Security Instrument - Inaccurate 15 15 0 0 13 0 0 State Testing 5 2 0 3 1 0 3 Security Instrument - Name Discrepancy 1 1 0 0 1 0 0 Credit 68 63 0 5 11 0 56 Program Parameters - Purchase Date 51 46 0 5 0 0 50 Copyright 2023, Digital Risk, LLC. - Internal & Confidential - Do Not Duplicate Run: 5/23/2023 3:41:07 PM Report: /Digital Risk Transaction Management/Due Diligence/Standard Due Diligence Reports/DD Standard - Rebuttal Findings Repo Loans by Grade in Populations 1 2 37.36% 8.30% 12.34% Trade Summary review Complete In Rebuttal 87.31% 12.69%

FIGRE 2023-1 Securitization Rebuttal Findings Seller: Deal ID: Total Loan Count: 843 Program Parameters - Adjusted Collateral Value 17 17 0 0 11 0 6 Valuation 67 67 0 0 36 0 31 Appraisal - Value is not supported within a 10% variance 67 67 0 0 36 0 31 Copyright 2023, Digital Risk, LLC. - Internal & Confidential - Do Not Duplicate Run: 5/23/2023 3:41:07 PM Report: /Digital Risk Transaction Management/Due Diligence/Standard Due Diligence Reports/DD Standard - Rebuttal Findings Repo 60 40 20 0 Note - Incomplete/ Security Instrument State Testing Security Instrument Program Prameteres Program Prameters Appraisal - Value is valuation Credit cpmplaince